Loss per share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable convertible preferred shares
Anti-dilutive securities
Anti-dilutive securities (inshares)	0	0	90,724,289,000
Warrants
Anti-dilutive securities
Anti-dilutive securities (inshares)	23,871,971,000	23,871,971,000	0
Options
Anti-dilutive securities
Anti-dilutive securities (inshares)	11,260,718,000	12,853,364,000	0
Convertible notes
Anti-dilutive securities
Anti-dilutive securities (inshares)	5,652,174,000	5,652,174,000	0